Income tax expense - Additional Information (Details) ¥ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)
Income tax
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
High and New Technology Enterprise | Shenzhen Wuxin Technology Co., Ltd. [Member]
Income tax
Preferential tax rate	15.00%
Cayman Islands
Income tax
Withholding tax | ¥				¥ 0
Hong Kong
Income tax
Statutory tax rate (as a percent)	16.50%
Withholding income tax on dividends distributed two	5.00%
Hong Kong | Minimum [Member]
Income tax
Withholding income tax on dividends distributed two	10.00%
Hong Kong | Maximum [Member]
Income tax
Withholding income tax on dividends distributed two	15.00%
PRC
Income tax
Statutory tax rate (as a percent)	25.00%
Withholding income tax on dividends distributed one	10.00%
Percentage of share in FIE for withholding tax at a rate of no more than five percent	25.00%
Undistributed earnings and reserves for distribution | ¥		¥ 2,832,451		3,023,956
Withholding income tax for undistributed earnings of subsidiaries | ¥		0		0
Unrecognized tax liabilities | ¥		¥ 283,245		¥ 302,396
Shenzhen
Income tax
Preferential tax rate	15.00%
Korea
Income tax
Withholding income tax on dividends distributed one	20.00%
Korea | First Korean won (KRW) 200 million
Income tax
Statutory tax rate (as a percent)	9.00%
Assessable income for taxable rate	₩ 200
Korea | Taxable income over KRW200 million up to KRW20 billion
Income tax
Statutory tax rate (as a percent)	19.00%
Korea | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Statutory tax rate (as a percent)	21.00%
Korea | Taxable income over KRW300 billion
Income tax
Statutory tax rate (as a percent)	24.00%
Korea | Minimum [Member]
Income tax
Local income tax rate, percentage	0.90%
Korea | Minimum [Member] | Taxable income over KRW200 million up to KRW20 billion
Income tax
Assessable income for taxable rate	₩ 20,000
Korea | Minimum [Member] | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Assessable income for taxable rate	₩ 20,000
Korea | Maximum [Member]
Income tax
Local income tax rate, percentage	2.40%
Korea | Maximum [Member] | Taxable income over KRW200 million up to KRW20 billion
Income tax
Assessable income for taxable rate	₩ 200
Korea | Maximum [Member] | Taxable income over KRW20 billion up to KRW300 billion
Income tax
Assessable income for taxable rate	₩ 300,000
Indonesia
Income tax
Statutory tax rate (as a percent)	22.00%